Supplement to the

Fidelity® Michigan Municipal Money Market Fund
A Fund of Fidelity Municipal Trust II

Fidelity Michigan Municipal Income Fund
A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 58.

Michigan Municipal Income will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter-end).

Michigan Municipal Money Market will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

MIS/MIFB-07-01 June 29, 2007
1.476056.119

Supplement to the

Fidelity® Minnesota Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 55.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

MNFB-07-01 June 29, 2007
1.713590.116

Supplement to the

Fidelity® Ohio Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Ohio Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 62.

Ohio Municipal Income will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Ohio Municipal Money Market will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

OFS/OFRB-07-01 June 29, 2007
1.475824.120

Supplement to the

Fidelity® Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 35.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

HIYB-07-01 June 29, 2007
1.832386.101

Supplement to the

Fidelity Advisor Short-Intermediate Municipal Income Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 36.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ASTM/ASTMIB-07-01 June 29, 2007
1.791643.106

Supplement to the

Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 35.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

STMB-07-01 June 29, 2007
1.478062.115

Supplement to the

Fidelity® Pennsylvania Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Pennsylvania Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 59.

Pennsylvania Municipal Income will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Pennsylvania Municipal Money Market will provide a full list of holdings as of the end of the fund's fiscal quarter on www.fidelity.com 60 days after its fiscal quarter-end. The money market fund's full holdings are also available monthly, 15 or more days after month-end by calling Fidelity at 1-800-544-8544.

PFRB-07-01 June 29, 2007
1.475741.119